Cost of Sale - Schedule of Cost of Sale (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Cost of Sale [Abstract]
Material cost	$ 9,086,898	RM 37,051,828	RM 8,774,878
Construction cost	6,718,497	27,394,671	34,874,969
Staff cost	617,110	2,516,265	2,409,446
Logistic cost	143,849	586,545	643,081
Tools & machinery	127,729	520,816	537,700
Miscellaneous	1,329,785	5,422,199	1,333,093
Depreciation	215,814	879,977	1,029,431
Total cost of sale	$ 18,239,682	RM 74,372,301	RM 49,602,598